Finance Profit/(Loss) - Schedule of Information About Finance Income and Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Finance Income Expense [Line Items]
Investment income	R$ 94,728	R$ 27,982	R$ 9,066
Foreign currency variation income	2,514	0	416
Financial revenue on sublease agreements	390	197	519
Contingent consideration variance	13,971	0	0
Other finance income	530	332	49
Finance income	112,133	28,511	10,050
Financial expense on lease agreements	(9,359)	(12,281)	(12,209)
Interest expense on loans and financing	(5,804)	0	0
Bank fees	(354)	(119)	(258)
Interest and arrears	(4)	(80)	0
Investment losses	(554)	0	(234)
Fines on taxes	(4)	(65)	0
Financial expense on liabilities at amortized cost	0	0	(203)
Interest on taxes	0	(208)	0
Foreign currency variation expense	(2,986)	(372)	(193)
Other financial expenses	0	(4)	0
Finance costs	(19,065)	(13,129)	(13,097)
Finance profit/(loss), net	R$ 93,068	R$ 15,382	R$ (3,047)